Segment Reporting - Schedule of Significant Expense Categories Regularly Reviewed by the CODM (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Significant Expense Categories Regularly Reviewed by the CODM
Net revenues		$ 39	$ 46	$ 241	$ 225
Costs and operating expenses:
Cost of goods sold		313	226
Research and development		3,642	2,748	12,486	10,179
Sales and marketing		164	358	1,220	1,734
General and administrative		1,879	1,821	7,931	6,826
Total costs and operating expenses		5,998	5,153	22,511	19,481
Operating loss		(5,959)	(5,107)	(22,270)	(19,256)
Other income (expense):
Other segment items	[1]	1,602	615
Interest expense (related party)			(495)
Other income (expense), net		6	(11)	(23)	(26)
Total other income (expense), net		1,608	109	(1,486)	(1,539)
Net loss		$ (4,351)	$ (4,998)	$ (23,756)	$ (20,795)

[1]	Other segment items include the change in fair value of forward purchase agreement warrant liability, loss on offering and change in fair value of private warrant liability and change in fair value of publicly traded warrant liability.